UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Preferred and Corporate Income Strategies Fund, Inc.
              (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Par
Industry                                       Capital Trusts                                                  (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%                         Lehman Brothers Holdings Capital Trust V, 3.479% (a)(b)     $   1,600  $     803,398
                                               State Street Capital Trust III, 8.25% (a)(b)                      980        987,585
                                               State Street Capital Trust IV, 3.776%, 6/01/67 (b)(c)           3,390      2,524,848
                                                                                                                      -------------
                                                                                                                          4,315,831
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 9.3%                        Abbey National Capital Trust I, 8.963% (a)(b)                     725        788,100
                                               BB&T Capital Trust IV, 6.82%, 6/12/77 (b)(c)                    4,600      3,510,628
                                               Barclays Bank Plc, 5.926% (a)(b)(d)                             1,585      1,252,825
                                               First Empire Capital Trust II, 8.277%, 6/01/27                    910        764,203
                                               Hubco Capital Trust II Series B, 7.65%, 6/15/28                 1,500      1,559,606
                                               Huntington Capital III, 6.65%, 5/15/37 (b)                        975        518,544
                                               Regions Financing Trust II, 6.625%, 5/15/47 (b)                 1,430        788,927
                                               Royal Bank of Scotland Group Plc, 7.648% (a)(b)                   980        880,026
                                               SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(d)                875        873,251
                                               Wachovia Corp. Series K, 7.98% (a)(b)(c)                        3,455      2,654,995
                                               Wells Fargo Capital XIII Series GMTN, 7.70% (a)(b)                900        852,731
                                                                                                                      -------------
                                                                                                                         14,443,836
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                        MBNA Capital A, 8.278%, 12/01/26                                  910        904,910
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 10.2%         Bank of America Corp. Series M, 8.125% (a)(b)(c)                3,800      3,534,798
                                               Citigroup, Inc., 8.40% (a)(b)(c)                                5,800      4,966,192
                                               Farm Credit Bank of Texas Series 1, 7.561% (a)(b)               3,000      2,729,070
                                               JPMorgan Chase & Co., 7.90% (a)(b)(c)                           3,500      3,237,570
                                               JPMorgan Chase Capital XXIII, 3.804%, 5/15/77 (b)               1,830      1,395,174
                                                                                                                      -------------
                                                                                                                         15,862,804
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 10.7%                              AON Corp., 8.205%, 1/01/27 (c)                                  3,990      3,589,783
                                               Ace Capital Trust II, 9.70%, 4/01/30                            1,510      1,601,258
                                               Farmers Exchange Capital, 7.05%, 7/15/28 (c)(d)                 9,110      7,490,479
                                               Genworth Financial, Inc., 6.15%, 11/15/66 (b)                     750        564,114
                                               Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33 (b)(d)         3,000      1,663,560
                                               Oil Casualty Insurance Ltd., 8%, 9/15/34 (d)                      915        814,588
                                               Zenith National Insurance Capital Trust I, 8.55%,
                                               8/01/28 (d)                                                     1,000        952,500
                                                                                                                      -------------
                                                                                                                         16,676,282
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%                         Dominion Resources Capital Trust I, 7.83%,
                                               12/01/27                                                        1,200      1,179,197
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%              Webster Capital Trust IV, 7.65%, 6/15/37 (b)                      975        638,717
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Capital Trusts - 34.8%                                              54,021,577
-----------------------------------------------------------------------------------------------------------------------------------
                                               Preferred Stocks                                               Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                         Deutsche Bank Contingent Capital Trust II, 6.55%               15,000        309,150
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 8.6%                        Barclays Bank Plc, 8.125%                                      50,000      1,195,000
                                               First Tennessee Bank NA, 3.90% (b)(d)                           1,176        876,855
                                               HSBC USA, Inc. Series H, 6.50%                                168,000      3,341,520
                                               Provident Financial Group, Inc., 7.75%                         42,000      1,076,250
                                               Royal Bank of Scotland Group Plc Series L, 5.75%                5,000         80,150
                                               Royal Bank of Scotland Group Plc Series M, 6.40%                5,000         87,500
                                               Santander Finance Preferred SA Unipersonal, 6.50%             134,000      2,571,125
                                               Santander Finance Preferred SA Unipersonal, 6.80%             110,000      2,316,875
                                               Sovereign Bancorp, Inc. Series C, 7.30% (f)                     1,400         25,200
                                               Wachovia Corp. Series J, 8%                                    92,500      1,774,150
                                                                                                                      -------------
                                                                                                                         13,344,625
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                       Preferred Stocks                                               Shares      Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.1%          Bank of America Corp. Series H, 8.20%                          40,000  $     970,000
                                               Citigroup, Inc. Series AA, 8.125%                             130,000      2,671,500
                                               Citigroup, Inc. Series T, 6.50% (g)(h)                         30,000      1,327,200
                                               Cobank ACB, 7% (d)                                             38,000      1,779,084
                                               JPMorgan Chase Capital XXI Series U, 3.741% (b)(c)          3,870,000      2,788,087
                                                                                                                      -------------
                                                                                                                          9,535,871
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.4%                      Alabama Power Co., 6.50%                                       25,000        612,500
                                               Entergy Arkansas, Inc., 6.45%                                  28,800        712,800
                                               Entergy Louisiana LLC, 6.95%                                   22,650      2,357,118
                                                                                                                      -------------
                                                                                                                          3,682,418
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 12.3%                              AXA SA, 6.379% (b)(c)(d)                                    3,585,000      2,901,090
                                               Aspen Insurance Holdings Ltd., 7.401% (b)                      55,000        976,250
                                               Axis Capital Holdings Ltd. Series A, 7.25%                     35,000        749,000
                                               Axis Capital Holdings Ltd. Series B, 7.50% (b)                  9,000        724,219
                                               Endurance Specialty Holdings Ltd. Series A, 7.75%              35,200        721,600
                                               Financial Security Assurance Holdings Ltd., 6.40% (b)(d)    1,740,000      1,008,876
                                               Great West Life & Annuity Insurance Co., 7.153% (b)(d)      2,000,000      1,651,324
                                               MetLife, Inc., 6.40% (c)                                    4,225,000      3,592,315
                                               MetLife, Inc. Series B, 6.50%                                 170,000      3,508,800
                                               PartnerRe Finance II, 6.44% (b)                             1,450,000      1,122,848
                                               RenaissanceRe Holding Ltd. Series D, 6.60%                    110,000      2,090,000
                                                                                                                      -------------
                                                                                                                         19,046,322
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                         Dominion Resources, Inc., 7.50% (b)(c)                      2,100,000      1,888,076
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%              Fannie Mae Series O, 7% (b)                                    46,000      1,380,000
                                               Freddie Mac Series Q, 3.85% (b)                                15,000        397,500
                                                                                                                      -------------
                                                                                                                          1,777,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 1.7%     Centaur Funding Corp., 9.08% (d)                                2,720      2,704,700
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Stocks - 33.6%                                            52,288,662
-----------------------------------------------------------------------------------------------------------------------------------
                                               Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 8.0%   BRE Properties, Inc. Series D, 6.75%                           10,000        196,500
                                               First Industrial Realty Trust, Inc., 6.236% (b)                   610        624,678
                                               HCP, Inc. Series F, 7.10%                                      17,000        345,950
                                               HRPT Properties Trust Series B, 8.75%                         247,917      5,801,258
                                               HRPT Properties Trust Series C, 7.125%                        125,000      2,346,250
                                               iStar Financial, Inc. Series I, 7.50%                          59,500        678,300
                                               Public Storage, Inc. Series I, 7.25%                           40,000        873,752
                                               Public Storage Series F, 6.45%                                 10,000        191,800
                                               Public Storage Series M, 6.625%                                20,000        398,200
                                               Weingarten Realty Investors Series F, 6.50%                    50,000        980,000
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Real Estate Investment Trusts - 8.0%                                12,436,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Par
                                               Trust Preferreds                                                (000)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                         Deutsche Bank Contingent Capital Trust V, 8.05% (a)         $   1,100      1,081,300
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                        Capital One Capital II, 7.50%, 6/15/66                          2,326      1,670,689
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.4%          Citigroup Capital XVII, 6.35%, 3/15/67                          1,980      1,451,518
                                               ING Groep NV, 7.20% (a)                                           875        741,001
                                                                                                                      -------------
                                                                                                                          2,192,519
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                      PPL Energy Supply LLC, 7%, 7/15/46                              1,235      1,243,591
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 6.1%                           Southwest Gas Capital II, 7.70%, 9/15/43                       10,000      9,545,043
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                 Par
Industry                                       Trust Preferreds                                                (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                               ABN AMRO North America Capital Funding Trust II,
                                               2.831% (a)(b)(d)                                            $   2,000  $   1,822,606
                                               Lincoln National Capital VI Series F, 6.75%, 9/11/52            2,250      2,047,794
                                                                                                                      -------------
                                                                                                                          3,870,400
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.2%                                   Comcast Corp., 6.625%, 5/15/56                                  5,875      4,956,385
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.5%              Countrywide Capital V, 7%, 11/01/66                               375        241,285
                                               Countrywide Financial Corp., 6.75%, 4/01/33                     5,625      3,569,047
                                                                                                                      -------------
                                                                                                                          3,810,332
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Trust Preferreds - 18.3%                                            28,370,259
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Securities - 94.7%                                       147,117,186
-----------------------------------------------------------------------------------------------------------------------------------
                                               Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.6%                       C8 Capital SPV Ltd., 6.64% (a)(b)(d)                              980        894,897
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%                         Ameriprise Financial, Inc., 7.518%, 6/01/66 (b)                 1,900      1,635,756
                                               Credit Suisse Guernsey Ltd., 5.86% (a)(b)(c)                    1,970      1,601,923
                                               Lehman Brothers Holdings, Inc., 4.476%, 9/15/22 (b)               330        303,858
                                               Lehman Brothers Holdings, Inc., 6.875%, 7/17/37                 1,950      1,615,998
                                                                                                                      -------------
                                                                                                                          5,157,535
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 15.9%                       BNP Paribas, 7.195% (a)(b)(c)(d)                                7,000      6,017,550
                                               Bank of Ireland Capital Funding II, LP, 5.571% (a)(b)(d)        2,015      1,349,784
                                               Bank of Ireland Capital Funding III, LP, 6.107% (a)(b)(d)       2,150      1,511,229
                                               Barclays Bank Plc, 7.434% (a)(b)(d)                               325        279,767
                                               Credit Agricole SA, 6.637% (a)(b)(c)(d)                         7,945      6,272,562
                                               Royal Bank of Scotland Group Plc, 9.118% (a)                    1,200      1,202,962
                                               Royal Bank of Scotland Group Plc Series MTN, 7.64% (a)(b)       1,900      1,587,108
                                               Societe Generale, 5.922% (a)(b)(c)(d)                           4,600      3,837,895
                                               Standard Chartered Bank, 7.014% (a)(b)(d)                       2,350      1,974,399
                                               SunTrust Preferred Capital I, 5.853% (a)(b)                     1,050        700,875
                                                                                                                      -------------
                                                                                                                         24,734,131
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.4%          Bank of America Corp. Series K, 8% (a)(b)(c)                    5,535      5,106,038
                                               Citigroup, Inc., 8.30%, 12/21/77 (b)                            1,317      1,202,522
                                               JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (c)                 2,525      2,133,479
                                                                                                                      -------------
                                                                                                                          8,442,039
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                      PPL Capital Funding, 6.70%, 3/30/67 (b)                         1,500      1,276,852
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.2%                           Southern Union Co., 7.20%, 11/01/66 (b)                         2,350      1,908,994
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 29.0%                              The Allstate Corp., 6.50%, 5/15/57 (b)                          3,200      2,755,552
                                               The Allstate Corp. Series B, 6.125%, 5/15/67 (b)                2,625      2,359,534
                                               American International Group, Inc., 8.175%, 5/15/58 (b)(d)      4,275      3,830,054
                                               American International Group, Inc., 6.25%, 3/15/87 (h)          2,800      2,125,564
                                               Chubb Corp., 6.375%, 3/29/67 (b)(c)                             4,475      4,082,319
                                               Everest Reinsurance Holdings, Inc., 6.60%, 5/01/67 (b)(c)       3,560      2,426,446
                                               Liberty Mutual Group, Inc., 7%, 3/15/37 (b)(d)                  2,550      2,072,357
                                               Liberty Mutual Group, Inc., 10.75%, 6/15/88 (b)(d)              2,000      1,840,000
                                               Lincoln National Corp., 7%, 5/17/66 (b)(c)                      3,000      2,633,553
                                               Lincoln National Corp., 6.05%, 4/20/67 (b)                      1,250      1,005,704
                                               Nationwide Life Global Funding I, 6.75%, 5/15/67                2,450      1,770,054

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                 Par
Industry                                       Corporate Bonds                                                 (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Oil Insurance Ltd., 7.558% (a)(b)(d)                        $   1,000  $     849,070
                                               Progressive Corp., 6.70%, 6/15/37 (b)(c)                        2,900      2,461,839
                                               QBE Capital Funding II LP, 6.797% (a)(b)(d)                     2,120      1,745,784
                                               Reinsurance Group of America, 6.75%, 12/15/65 (b)                 700        538,237
                                               Swiss Re Capital I LP, 6.854% (a)(b)(c)(d)                      2,225      1,907,521
                                               The Travelers Cos., Inc., 6.25%, 3/15/67 (b)(c)                 5,750      4,851,907
                                               ZFS Finance (USA) Trust II, 6.45%, 12/15/65 (b)(d)              1,800      1,569,699
                                               ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (b)(d)                500        458,265
                                               ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (b)(c)(d)             4,355      3,731,987
                                                                                                                      -------------
                                                                                                                         45,015,446
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                         Puget Sound Energy, Inc. Series A, 6.974%, 6/01/67 (b)            475        412,656
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.2%             Conoco Funding Co., 6.35%, 10/15/11                             1,510      1,599,043
                                               Enterprise Products Operating LP, 8.375%, 8/01/66 (b)             825        806,038
                                               Plains All American Pipeline LP, 6.50%, 5/01/18 (d)               800        790,810
                                               TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)                  2,150      1,816,864
                                                                                                                      -------------
                                                                                                                          5,012,755
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.7%                 International Paper Co., 8.70%, 6/15/38                         1,000      1,003,987
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%              Washington Mutual Preferred Funding Delaware,
                                               6.534% (a)(b)(d)                                                  600        180,180
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds - 60.5%                                             94,039,472
-----------------------------------------------------------------------------------------------------------------------------------
                                               Exchange-Traded Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                               UltraShort Real Estate ProShares                               31,500      2,913,750
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Exchange-Traded Fund - 1.9%                                          2,913,750
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Long-Term Investments
                                               (Cost - $287,074,527) - 157.1%                                           244,070,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Beneficial
                                                                                                            Interest
                                               Short-Term Securities                                          (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                               BlackRock Liquidity Series, LLC Cash Sweep Series,
                                               2.45% (e)(i)                                                $  48,183     48,182,678
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities
                                               (Cost - $48,182,678) - 31.0%                                              48,182,678
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments
                                               (Cost - $335,257,205*) - 188.1%                                          292,253,086

                                               Liabilities in Excess of Other Assets - (44.2)%                          (68,614,153)

                                               Preferred Stock, at Redemption Value - (43.9)%                           (68,267,262)
                                                                                                                      -------------
                                               Net Assets Applicable to Common Stock - 100.0%                         $ 155,371,671
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 335,251,246
                                                                  =============
      Gross unrealized appreciation                               $     635,319
      Gross unrealized depreciation                                 (43,633,479)
                                                                  -------------
      Net unrealized depreciation                                 $ (42,998,160)
                                                                  =============
(a)   Security is a perpetual in nature and has no stated maturity date.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

(c) All or portion of security held as collateral in connection with open reverse repurchase agreements. Reverse repurchase agreements outstanding as of July 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                          Net
                         Interest        Trade         Maturity         Closing              Face
      Counterparty         Rate           Date           Date            Amount             Amount
      ----------------------------------------------------------------------------------------------
      Barclays Bank        3.42%        6/05/08        5/15/09       $ 25,246,232       $ 24,456,294
      Barclays Bank        3.44         6/06/08        5/15/09         32,849,465         31,818,750
      Barclays Bank        3.42         6/26/08        5/15/09            152,073            147,600
      Barclays Bank        3.44         6/26/08        5/15/09            342,223            332,100
      Barclays Bank        3.44         6/26/08        5/15/09          1,898,916          1,842,745
      Barclays Bank        3.42         6/30/08        5/15/09            529,528            514,000
      Barclays Bank        3.55         6/30/08        5/15/09          1,470,717          1,426,000
      Barclays Bank        3.42         6/30/08        5/15/09          4,722,572          4,584,087
      Barclays Bank        3.42         7/31/08        5/15/09          2,888,779          2,812,887
      Barclays Bank        3.42         7/31/08        5/15/09          1,368,661          1,332,705
      ----------------------------------------------------------------------------------------------
      Total                                                          $ 71,469,166       $ 69,267,168
                                                                     ===============================

(d) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(e)   Represents the current yield as of report date.
(f)   Depositary receipts.
(g)   Convertible security.
(h) All or portion of security held as collateral in connection with open financial futures contracts.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                         Net
                                                       Activity         Interest
      Affiliate                                         (000)            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                             $ 25,227        $ 842,880
      --------------------------------------------------------------------------
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
o     Financial futures contracts sold as of July 31, 2008 were as follows:

      ----------------------------------------------------------------------------------
                                            Expiration          Face         Unrealized
      Contracts            Issue               Date            Amount       Depreciation
      ----------------------------------------------------------------------------------
      330                 5-Year
                   U.S. Treasury Notes    September 2008    $ 36,253,387    $   (487,473)
      812                30-Year
                   U.S. Treasury Notes    September 2008    $ 92,262,030    $ (1,523,970)
      ----------------------------------------------------------------------------------
      Total                                                                 $ (2,011,443)
                                                                            ============

o     Swaps outstanding as of July 31, 2008 were as follows:
      -------------------------------------------------------------------------
                                                     Notional
                                                      Amount        Unrealized
                                                      (000)        Depreciation
      -------------------------------------------------------------------------
      Bought credit default protection on
      American Express Company and pay 2.10%

      Broker, JPMorgan Chase
      Expires March 2013                             $ 2,000       $     (2,372)

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

o     Swaps outstanding as of July 31, 2008 were as follows:
      -------------------------------------------------------------------------
                                                     Notional
                                                      Amount        Unrealized
                                                      (000)        Depreciation
      -------------------------------------------------------------------------
      Bought credit default protection on Lehman
      Brothers Holdings, Inc. and pay 4.95%

      Broker, Deutsche Bank AG London
      Expires March 2013                             $ 1,000       $    (52,758)

      Bought credit default protection on Dow Jones
      CDX North America Investment Grade High
      Volatility Index 10. V1 and pay 3.50%

      Broker, Lehman Brothers Special Financing
      Expires June 2013                              $ 1,500                (69)

      Bought credit default protection on Kimco
      Realty Corp. and pay 2.40%

      Broker, Goldman Sachs & Co.
      Expires March 2018                             $ 1,000            (15,531)

      Bought credit default protection on Mack-Cali
      Realty, L.P. and pay 3.10%

      Broker, Goldman Sachs & Co.
      Expires March 2018                             $ 1,000            (46,720)

      Bought credit default protection on ERP
      Operating Limited Partnership and pay 2.35%

      Broker, Goldman Sachs & Co.
      Expires March 2018                             $ 1,000            (26,322)
      -------------------------------------------------------------------------
      Total                                                        $   (143,772)
                                                                   ============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: September 19, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: September 19, 2008